Schedule of accrued amounts and judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accrued liabilities	R$ 574,352	R$ 635,388
Judicial deposits		325,117
Judicial deposits	339,805
Accrued liabilities current	66,047	81,073
Accrued liabilities non current	508,305	554,315
Judicial deposits non current	339,805	325,117
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	111,572	134,645
Judicial deposits	78,260	67,819
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	1,270	8,170
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	304,744	328,334
Judicial deposits	218,200	212,737
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	139,824	151,776
Judicial deposits	17,869	17,683
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	16,942	12,463
Judicial deposits	2,739	2,444
Deposit Of A Guarantee [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 22,737	R$ 24,434